Interest in Master Trust (Tables) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Investment Balances for the Plan's Interest in the Master Trust

The following table summarizes investment balances for the Plan's interest in the Master Trust, as well as total investments in the Master Trust as of December 31, 2025 and 2024:

	Total Master Trust Assets		Plan's Interest in Master Trust
	2025	2024	2025	2024
Investments, at fair value:
Church & Dwight Company Stock Fund	$182,136,256	$242,137,926	$39,062,160	$54,463,690
Total investments	$182,136,256	$242,137,926	$39,062,160	$54,463,690

Schedule of Changes in Net Assets for the Master Trust

The following are the changes in net assets for the Master Trust for the years ended December 31, 2025 and 2024:

	2025	2024
Net (depreciation) appreciation in fair value of investments	$(47,730,527)	$25,640,693
Interest and dividends	2,681,008	2,778,547
Net investment (loss) income	(45,049,519)	28,419,240
Net transfers	(14,952,151)	(26,698,791)
(Decrease) Increase in net assets	(60,001,670)	1,720,449
Net assets:
Beginning of year	242,137,926	240,417,477
End of year	$182,136,256	$242,137,926